UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23040

Triloma EIG Energy Income Fund

(Exact name of registrant as specified in charter)

201 North New York Avenue, Suite 250 Winter Park, Florida	32789
(Address of principal executive offices)	(Zip code)

NATIONAL REGISTERED AGENTS, INC.

160 Greentree Drive, Suite 101

Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code: (407) 636-7115

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Triloma EIG Energy Income Fund

(formerly, Triloma EIG Global Energy Fund)

Investment Portfolio Overview

The information contained in this section should be read in conjunction with the following attached Schedule of Investments.

The following table summarizes the composition of the Fund’s investment portfolio by investment type at fair value and enumerates the percentage, by fair value as of September 30, 2016:

Asset Types	Fair Value	Percentage of Portfolio
Senior Secured Debt	$ 507,097	36.6%

Senior Unsecured Debt	878,904	63.4%

The table below describes investments by industry sub-sectors and enumerates the percentage, by fair value, of the total portfolio assets in such industry sub-sectors as of September 30, 2016:

Sub-Sectors	Fair Value	Percentage of Portfolio
Upstream	$ 543,948	39.3%

Power	332,433	24.0%

Midstream	309,557	22.3%

Downstream	102,820	7.4%

Renewables	97,243	7.0%

Triloma EIG Energy Income Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Company	Sub-Sector	Asset Type	Interest Rate	Base Rate Floor	Maturity Date	Principal (a)	Amortized Cost		Fair Value	% of Net Assets
United States — 41.5%
AES Corp.	Power	Senior Unsecured Debt	6.00%	-	05/15/2026	$112,000	$112,000		$118,440	3.5%
AmeriGas Partners LLC	Downstream	Senior Unsecured Debt	5.63%	-	05/20/2024	97,000	97,000		102,820	3.1%
Calpine Corp.	Power	Senior Unsecured Debt	5.75%	-	01/15/2025	117,000	112,524		115,538	3.5%
Concho Resources Inc.	Upstream	Senior Unsecured Debt	5.50%	-	04/01/2023	97,000	97,000		100,030	3.0%
Covanta Holding Corp.	Renewables	Senior Unsecured Debt	5.88%	-	03/01/2024	97,000	95,113		97,243	2.9%
Crown Oil Partners V, LP (c)(d)	Upstream	Senior Secured Debt	L + 750	1.00%	09/09/2019	350,000	343,107		346,500	10.4%
Genesis Energy L.P.	Midstream	Senior Unsecured Debt	5.63%	-	06/15/2024	152,000	148,961		148,960	4.5%
NRG Energy Inc.	Power	Senior Unsecured Debt	6.25%	-	05/01/2024	97,000	92,271		98,455	2.9%
RSP Permian Inc.	Upstream	Senior Unsecured Debt	6.63%	-	10/01/2022	93,000	92,346		97,418	2.9%
Sabine Pass Liquefaction	Midstream	Senior Secured Debt	6.25%	-	03/15/2022	147,000	145,642		160,597	4.8%

Total United States							$1,335,964	(b)	$1,386,001	41.5%

Total Investments									$1,386,001	41.5%
Other Assets and Liabilities									$1,955,863	58.5%

Total Net Assets									$3,341,864	100.0%

Shares Outstanding									129,848
Net Asset Value Per Common Share									$25.74

As of September 30, 2016, the Fund’s investments were categorized as follows in the fair valuation hierarchy:

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
United States	$—	$1,039,501	$346,500	$1,386,001

Total Investments in Securities	$—	$1,039,501	$346,500	$1,386,001

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund

Schedule of Investments

September 30, 2016 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs were used in determining value:

Investments in Securities
Beginning balance as of January 1, 2016	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation) (e)	—
Net purchases/sales	346,500
Net transfer in and/or out of Level 3	—

Ending balance as of September 30, 2016	$346,500

Net change in unrealized appreciation/(depreciation) on investments held at September 30, 2016 is $0. (e)

For the period ended September 30, 2016, there were no transfers between Levels.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of September 30, 2016. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Asset Type	Fair Value at September 30, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)	Impact to valuation from an increase in input
Senior Secured Debt	$346,500	Private Transaction	Cost	$346,500 - $346,500	Increase

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund

Schedule of Investments

September 30, 2016 (Unaudited)

(a) Denominated in U.S. Dollars, unless otherwise noted.

(b) Aggregate cost for federal income tax purposes is $1,335,964. Aggregate gross unrealized appreciation and depreciation for all securities is $50,038 and $(1), respectively. Net unrealized appreciation for tax purposes is $50,037.

(c) Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, total aggregate fair value of investments is $346,500, representing 10.4% of the Fund’s net assets.

(d) Restricted securities held by the Fund as of September 30, 2016 are as follows:

Investments	Company	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
United States	Crown Oil Partners V, LP	9/9/2016	$346,500	$346,500	10.4%

			$346,500	$346,500	10.4%

(e) Any difference between net change in unrealized appreciation/(depreciation) on investments held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3.

ASSET TYPE
Senior Secured Debt	15.2%

Senior Unsecured Debt	26.3%

Other Assets and Liabilities	58.5%
100.0%

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund

Notes to the Schedule of Investments

September 30, 2016 (Unaudited)

Securities Valuation

Processes and Structure

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided such amount approximates market value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Triloma EIG Energy Income Fund’s (“Fund”) Board of Trustees (“Board”). The Fund’s fair value procedures are implemented by the advisor, Triloma Energy Advisors, LLC (“Advisor”) as designated by the Board. Factors considered in valuation may include information obtained by contacting issuer or analysts, analysis of the issuer’s financial statements and, if necessary, information concerning other securities in similar circumstances. When a security is valued in accordance with the fair value procedures, the Advisor will determine the value after taking into consideration relevant information reasonably available to the Advisor.

Hierarchy of Fair Value Inputs

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs, which may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.; and

•

Level 3 — Unobservable inputs, which may include management’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

All transfers, if any, are recognized by the Fund at the end of each period. For details of the investment classifications, refer to the Schedule of Investments for the Fund.

During the period ended September 30, 2016, there have been no significant changes to the Fund’s fair value methodologies.

Fair Value Measurements

Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRILOMA EIG ENERGY INCOME FUND

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date: November 28, 2016

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Chief Financial Officer

Date: November 28, 2016